FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Minimum [Member]
Financial assets measured and recorded at fair value [Line Items]
Estimated recovery rate (as a percent)	36.00%
Maximum [Member]
Financial assets measured and recorded at fair value [Line Items]
Estimated recovery rate (as a percent)	100.00%
Put [Member] | Short [Member]
Financial assets measured and recorded at fair value [Line Items]
Exercise price		$ 2.25
Risk-fee rate		1.61%
Dividend rate		0.00%
Volatility rate		32.00%